Segment Data and Related Information (Tables) - Mafco Worldwide & Merisant	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Summary of selected financial information relating to the Business' reportable segments

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Product revenues, net
Mafco Worldwide	$25.8	$28.8
Merisant	40.2	41.5
Total Product revenues, net	$66.0	$70.3
Income (loss) before income taxes
Mafco Worldwide	$(23.9)	$6.2
Meriant	(7.7)	5.6
Total Income before income taxes	$(31.6)	$11.8

	2019	2018	2017
Product revenues, net
Mafco Worldwide	$106.3	$117.2	$119.9
Merisant	165.9	173.8	168.1
Total Product revenues, net	272.2	291.0	288.0
Income (loss) before income taxes
Mafco Worldwide	19.5	19.8	22.4
Merisant	8.9	6.4	(7.5)
Total Income before income taxes	28.4	26.2	14.9
Depreciation expense
Mafco Worldwide	1.6	1.7	1.3
Merisant	1.4	1.9	2.1
Total Depreciation expense	3.0	3.6	3.4
Property, plant and equipment, net
Mafco Worldwide	15.2	13.9	13.4
Merisant	5.2	5.8	7.2
Total Property, plant and equipment, net	20.4	19.7	20.6
Capital Expenditures
Mafco Worldwide	3.1	2.5	1.6
Merisant	1.0	1.6	1.5
Total Capital expenditures	4.1	4.1	3.1

Summary of geographic information based upon revenues of the Business' major geographic markets

	2019	2018	2017
Geographic Information:
North America	$104.9	$104.0	$104.0
Europe, Middle East and Africa	105.6	119.3	117.4
Asia-Pacific	47.7	48.8	45.8
Latin America	14.0	18.9	20.8
Total Product Revenue, net	$272.2	$291.0	$288.0

Summary of long-lived assets

	2019	2018	2017
Long-Lived Assets*
United States	$7.8	$6.9	$7.5
China	5.3	5.2	5.2
Czech Republic	3.3	3.6	3.6
France	3.1	2.9	3.0
Other Foreign Countries	1.0	1.1	1.3
Total	$20.5	$19.7	$20.6

*    Long-lived assets consist of property, plant and equipment, net.